Supplemental Balance Sheet Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Supplemental Balance Sheet Information [Abstract]
Property, Plant and Equipment
Property and equipment, net

	June 30, 2018	December 31, 2017
Scientific equipment	$1,954	$1,797
Leasehold improvements	192	192
Furniture and fixtures	41	31
Computers and software	26	26
Construction in process	—	120
Property and equipment, gross	2,213	2,166
Less: accumulated depreciation	(1,007)	(849)
Property and equipment, net	$1,206	$1,317

Property and equipment, net

	December 31,
	2017	2016
Scientific equipment	$1,797	$993
Leasehold improvements	192	57
Furniture and fixtures	31	27
Computers and software	26	26
Construction in process	120	17
Property and equipment, gross	2,166	1,120
Less: accumulated depreciation	(849)	(617)
Property and equipment, net	$1,317	$503

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities

	June 30, 2018	December 31, 2017
Accrued legal expenses	$735	$251
Accrued payroll-related expenses	539	718
Other accrued expenses	378	304
Accrued expenses and other current liabilities	$1,652	$1,273

Accrued expenses and other current liabilities

	December 31,
	2017	2016
Accrued Northwestern University License Agreements fee (Note 11)	$—	$1,500
Accrued legal expenses	251	123
Accrued payroll-related expenses	718	423
Other accrued expenses	400	114
Accrued expenses and other current liabilities	$1,369	$2,160